EQUITY (Details 2) ¥ in Thousands						12 Months Ended
	Jan. 23, 2014	Jun. 07, 2013 JPY (¥) shares	May. 21, 2013 $ / shares shares	May. 16, 2013 item $ / shares shares	Mar. 15, 2012	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
EQUITY
Total gross proceeds from initial public offering and the exercise of the over-allotment option		¥ 984,730
Proceeds net of costs from the initial public offering and the exercise of the over-allotment option		614,450
Tax effects associated with costs from initial public offering		¥ 149,725
Stock split ratio	10				2
Net income attributable to UBIC's shareholders and transfers from noncontrolling interest
Net income attributable to UBIC, Inc. shareholders						¥ 218,453	¥ (448,350)	¥ 596,021
Transfers from noncontrolling interest
Increase in UBIC's additional paid-in capital for acquisition of noncontrolling interest of a subsidiary						37
Net transfers from noncontrolling interest						37
Change from net income attributable to UBIC, Inc. shareholders and transfers from noncontrolling interest						¥ 218,490
ADSs | Warrant
EQUITY
Number of ADS that can be purchased on issuance of warrants | shares				440,000
Exercise price (in dollars per share) | $ / shares				$ 1.0056
Number of underwriters of U.S. initial public offering that were issued warrants | item				2
U.S. initial public offering | ADSs
EQUITY
Issuance of shares | shares			11,000,000
Initial offering price (in dollars per share) | $ / shares			$ 0.838
U.S. initial public offering | Common Stock
EQUITY
Issuance of shares | shares			2,200,000
Underwriter over-allotment option | ADSs
EQUITY
Issuance of shares | shares		1,400,000
Underwriter over-allotment option | Common Stock
EQUITY
Issuance of shares | shares		280,000